Stock-based compensation - Narrative (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2020 shares	Mar. 31, 2021 USD ($) shares	Mar. 31, 2020 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares receivable, per share based payments option (in shares) | shares		1
Fair value of stock options granted		$ 79,581	$ 37,689
Fair value of stock options forfeited		13,053	1,901
Total stock-based compensation and related costs		44,755	9,930
Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total stock-based compensation and related costs		32,739	8,870
Unrecognized expense		$ 45,365	$ 16,956
Amortization period, unrecognized expense		1 year 5 months 8 days	1 year 8 months 23 days
Legacy Option Plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		25.00%
Vesting period		4 years
Term of options granted		7 years
Maximum number of shares reserved, percentage of shares outstanding | shares	0.15
Omnibus Incentive Plan | Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		36 months
Term of options granted		7 years
Omnibus Incentive Plan | PSUs and RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Term of options granted		3 years
Omnibus Incentive Plan | First anniversary | Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		25.00%
Omnibus Incentive Plan | First anniversary | RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		30.00%
Omnibus Incentive Plan | Quarterly after first anniversary | RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		8.75%
Portion of Omnibus Incentive Plan | First anniversary | Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		20.00%
Portion of Omnibus Incentive Plan | Second anniversary | Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		25.00%
Portion of Omnibus Incentive Plan | Third anniversary | Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		25.00%
Portion of Omnibus Incentive Plan | Fourth anniversary | Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		30.00%
Amended and Restated Omnibus Plan and Legacy Option Plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares reserved for issue under options (in shares) | shares		19,279,277
ShopKeep plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares reserved for issue under options (in shares) | shares		1,226,214